CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2021
Freight App Inc [Member]
CONVERTIBLE DEBT

NOTE 11 – CONVERTIBLE DEBT

2020 Bridge Notes

On October 7, 2020, the Company entered into a note purchase agreement (the “2020 Bridge Notes”) with certain existing shareholders and investors pursuant to which the Company issued bridge notes in the aggregate principal amount of $4,004,421 (the “Bridge Financing”). All bridge notes will mature on the date that is two years from the closing date of the bridge financing. Interest on the bridge notes will accrue at an annual rate of 5% over two-year term of the bridge notes and is payable by the Company (i) at maturity, (ii) upon acceleration of the indebtedness in the case of an event of default, (iii) in connection with any prepayment of the bridge notes by the Company or, (iv) in connection with any conversion of the bridge notes through the issuance of shares of the capital stock of the Company in exchange for accrued and unpaid interest owing at the time of conversion. Each note is convertible into conversion shares pursuant to one of the following: 1. Automatic Private Investment in Public Equity (“PIPE”) financing conversion, 2. Optional next equity financing conversion; 3. Optional corporate transaction conversion; 4. Optional maturity conversion. There is no pre-determined conversion price in any of the above under the note purchase agreements, but rather, the applicable conversion price in connection with any conversion of the 2020 Bridge Notes will be determined by reference to a formula that includes a 50% discount to the per share price or value of the Company’s shares, as the case may be, implied by the event in connection with which, or at the time at which, conversion occurs.

FREIGHT APP, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

NOTE 11 – CONVERTIBLE DEBT (CONTINUED)

Under the note purchase agreement, the Company agreed to issue to each purchaser, at the time of such purchaser’s purchase of a note pursuant to the agreement (whether at the initial closing or at a subsequent closing), and for no additional consideration to be paid by such purchaser, 257.5261 shares of the Company’s common stock for each $1,000 principal amount of notes purchased by such purchaser. The Company issued 1,031,243 of common stock in connection with the 2020 Bridge Notes (see Note 18).

Both the 2020 Bridge Notes and the common stock are not remeasured at fair value and the proceeds from the 2020 Bridge Notes were allocated between common stock and the bridge note debt based on the relative fair value, and $242,219 was allocated to the common stock and was recorded as a discount for the 2020 Bridge Notes, amortized as interest over the term of the 2020 Bridge Notes.

In addition, the Company incurred $50,000 of transaction fees with one of the lenders for administering the Bridge Financing. These fees were included in the lender’s bridge note and were recorded as debt issuance costs and will be amortized over the term of the 2020 Bridge Notes.

2021 Bridge Notes

In 2021, the Company entered into three note purchase agreements with an existing shareholder pursuant to which the Company issued in January 2021, May 2021, and July 2021 bridge notes in the aggregate principal amount of $1,000,000, $1,608,842, and $1,000,000, respectively (the “2021 Bridge Notes”). The 2021 Bridge Notes will mature on October 7, 2022. Interest on the notes will accrue at an annual rate of 5% over the term of the notes and is payable by the Company (i) at maturity, (ii) upon acceleration of the indebtedness in the case of an event of default, (iii) in connection with any prepayment of the note by the Company or, (iv) in connection with any conversion of the note through the issuance of shares of the capital stock of the Company in exchange for accrued and unpaid interest owed at the time of conversion. The 2021 Bridge Notes are convertible into conversion shares pursuant to one of the following: 1. Automatic PIPE financing conversion, 2. Optional next equity financing conversion; 3. Optional corporate transaction conversion; 4. Optional maturity conversion. There is no pre-determined conversion price in any of the above under the note purchase agreement, but rather, the applicable conversion price in connection with any conversion of the 2021 Bridge Notes will be determined by reference to a formula that includes a 20% to 25% discount to the per share price or value of the Company’s shares, as the case may be, implied by the event in connection with which, or at the time at which, conversion occurs.

Since the Company’s shares are not publicly traded and the conversion of both the 2020 Bridge Notes and the 2021 Bridge Notes are determinable at future certain events, the conversion features cannot be determined as beneficial, and as such, no beneficial conversion feature can be bifurcated and separately accounted for. In addition, the embedded conversion feature meets the scope exception for derivatives as it is indexed to the entity’s own stock which is classified within stockholders’ equity (deficit) as there are no net settlement provisions.

The Company recorded interest expense pursuant to the stated interest rates on the convertible notes in the amount of $312,426 and $200,731 for the years ended December 31, 2021 and 2020, respectively. Amortization of convertible note issuance costs for the years ended December 31, 2021 and 2020 was $24,996 and $10,828, respectively. Amortization of convertible note discounts for the years ended December 31, 2021 and 2020 was $121,104 and $28,322, respectively.

The aggregate balance of the convertible notes payable is as follows at:

	December 31, 2021	December 31, 2020
Convertible notes payable	$7,613,292	$4,004,421
Accrued interest	356,238	43,842
Less: unamortized deferred financing costs	(19,158)	(44,154)
Less: unamortized discount	(92,793)	(213,897)
Convertible note payable, net	$7,857,579	$3,790,212

FREIGHT APP, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

NOTE 11 – CONVERTIBLE DEBT (CONTINUED)

The outstanding balance of the convertible notes principal and accrued interest at December 31, 2021 relates to both the 2020 Bridge Notes and 2021 Bridge Notes and mature on the October 7, 2022. All of the convertible notes, including principal and accrued interest, were converted in February 2022 into Hudson’s equity as a result of the Merger.